Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 511,521,805	$ 73,475,510	¥ 39,428,885
Less: Accumulated amortization	(15,241,489)	(2,189,303)	(12,215,494)
Total.	496,280,316	71,286,207	27,213,391
Trademark
Intangible assets with indefinite life:
Indefinite lives Intangible Assets, Gross	443,300,000	63,676,061
Trademark
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	4,724,493	678,631	4,724,493
Network Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	390,317	56,066	259,048
Purchased Software
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	14,339,844	2,059,790	10,980,093
Reacquired Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	2,531,418	363,615	2,531,418
Favorable Leases
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	41,600,548	5,975,545	20,498,648
Technology
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	4,200,000	603,292
Others
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 435,185	$ 62,510	¥ 435,185